UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Tax Managed Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 893.50	$ 5.88
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27
Class T
Actual	$ 1,000.00	$ 892.60	$ 7.06
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 891.10	$ 9.40
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 890.40	$ 9.40
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class
Actual	$ 1,000.00	$ 895.20	$ 4.71
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	4.3	4.0
International Business Machines Corp.	3.9	2.8
Hewlett-Packard Co.	3.9	4.0
McDonald's Corp.	3.1	2.2
Hess Corp.	2.6	1.8
NIKE, Inc. Class B	2.2	1.1
Kroger Co.	2.1	1.4
Philip Morris International, Inc.	2.1	0.0
Molson Coors Brewing Co. Class B	2.0	2.0
ACE Ltd.	2.0	0.3
	28.2
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	18.1	14.9
Industrials	16.7	14.7
Information Technology	15.8	13.8
Consumer Discretionary	14.1	11.7
Consumer Staples	12.9	9.9
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks 98.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	12.1%	** Foreign investments	9.3%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 0.5%
DeVry, Inc.	2,300	$ 131,100
Strayer Education, Inc.	500	92,845
		223,945
Hotels, Restaurants & Leisure - 4.0%
Bally Technologies, Inc. (a)	5,200	175,188
Burger King Holdings, Inc.	4,200	117,180
McDonald's Corp.	21,800	1,298,844
Yum! Brands, Inc.	2,600	105,768
		1,696,980
Household Durables - 1.2%
NVR, Inc. (a)	200	122,700
Whirlpool Corp.	5,100	371,178
		493,878
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	2,400	306,336
Media - 0.9%
DreamWorks Animation SKG, Inc. Class A (a)	4,200	117,432
E.W. Scripps Co. Class A	2,500	112,275
The DIRECTV Group, Inc. (a)	5,100	125,664
		355,371
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	5,400	136,620
Gamestop Corp. Class A (a)	2,500	137,600
TJX Companies, Inc.	3,600	115,992
		390,212
Textiles, Apparel & Luxury Goods - 5.9%
Deckers Outdoor Corp. (a)	1,000	138,070
FGX International Ltd.	10,500	137,025
G-III Apparel Group Ltd. (a)	10,800	159,300
Movado Group, Inc.	5,100	111,384
NIKE, Inc. Class B	14,100	941,880
Phillips-Van Heusen Corp.	3,200	135,072
Polo Ralph Lauren Corp. Class A	4,000	248,440
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,100	167,915
VF Corp.	1,900	141,322
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	3,100	$ 143,034
Wolverine World Wide, Inc.	6,200	178,188
		2,501,630
TOTAL CONSUMER DISCRETIONARY		5,968,352
CONSUMER STAPLES - 12.9%
Beverages - 2.8%
Coca-Cola Enterprises, Inc.	14,100	317,250
Molson Coors Brewing Co. Class B	15,800	866,472
		1,183,722
Food & Staples Retailing - 3.5%
BJ's Wholesale Club, Inc. (a)	2,800	106,736
Kroger Co.	33,100	901,975
SUPERVALU, Inc.	13,700	453,470
		1,462,181
Food Products - 2.5%
Chiquita Brands International, Inc. (a)	5,000	113,750
Del Monte Foods Co.	24,100	217,382
Fresh Del Monte Produce, Inc. (a)	4,900	155,281
Ralcorp Holdings, Inc. (a)	1,400	85,456
Smithfield Foods, Inc. (a)	4,100	117,588
TreeHouse Foods, Inc. (a)	10,700	242,569
Tyson Foods, Inc. Class A	6,200	110,360
		1,042,386
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	5,000	89,650
Tobacco - 3.9%
Altria Group, Inc.	38,000	760,000
Philip Morris International, Inc. (a)	17,600	898,128
		1,658,128
TOTAL CONSUMER STAPLES		5,436,067
ENERGY - 18.1%
Energy Equipment & Services - 6.5%
Basic Energy Services, Inc. (a)	4,300	99,760
ENSCO International, Inc.	3,100	197,563
FMC Technologies, Inc. (a)	3,300	221,760
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	3,500	$ 188,125
Lufkin Industries, Inc.	1,900	143,355
National Oilwell Varco, Inc. (a)	6,100	417,545
Oil States International, Inc. (a)	2,500	125,150
Patterson-UTI Energy, Inc.	10,400	290,576
Pioneer Drilling Co. (a)	8,200	133,906
Pride International, Inc. (a)	2,700	114,615
Rowan Companies, Inc.	2,700	105,273
Superior Energy Services, Inc. (a)	2,800	124,264
Tidewater, Inc.	2,000	130,440
Transocean, Inc. (a)	3,200	471,872
		2,764,204
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.	2,200	146,432
Chevron Corp.	2,300	221,145
Cimarex Energy Co.	1,700	105,910
ConocoPhillips	20,884	1,799,155
El Paso Corp.	800	13,712
Hess Corp.	10,500	1,115,100
Marathon Oil Corp.	6,400	291,648
Mariner Energy, Inc. (a)	8,300	228,748
Sunoco, Inc.	2,100	97,461
Tesoro Corp.	3,900	98,046
Valero Energy Corp.	7,440	363,444
Western Refining, Inc.	11,000	110,110
Whiting Petroleum Corp. (a)	1,000	76,520
Williams Companies, Inc.	6,000	213,000
		4,880,431
TOTAL ENERGY		7,644,635
FINANCIALS - 10.7%
Capital Markets - 0.5%
Greenhill & Co., Inc.	1,900	123,595
Knight Capital Group, Inc. Class A (a)	5,700	106,647
		230,242
Commercial Banks - 0.2%
Center Financial Corp., California	8,200	85,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.8%
Capital One Financial Corp.	4,200	$ 222,600
Cash America International, Inc.	2,500	101,975
		324,575
Insurance - 8.7%
ACE Ltd.	14,200	856,118
AFLAC, Inc.	1,600	106,672
Allied World Assurance Co. Holdings Ltd.	3,700	152,551
American Equity Investment Life Holding Co.	12,300	118,695
American Safety Insurance Group Ltd. (a)	6,700	113,498
Assurant, Inc.	3,300	214,500
Axis Capital Holdings Ltd.	5,300	179,723
Endurance Specialty Holdings Ltd.	3,000	111,390
Everest Re Group Ltd.	2,100	189,735
Genworth Financial, Inc. Class A (non-vtg.)	4,800	110,688
Hartford Financial Services Group, Inc.	5,300	377,731
Loews Corp.	9,700	408,467
MetLife, Inc.	3,000	182,550
PartnerRe Ltd.	1,600	118,368
Platinum Underwriters Holdings Ltd.	3,500	125,545
RenaissanceRe Holdings Ltd.	1,800	92,592
The Travelers Companies, Inc.	4,100	206,640
		3,665,463
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	13,100	219,556
TOTAL FINANCIALS		4,525,198
HEALTH CARE - 4.9%
Biotechnology - 0.2%
Biogen Idec, Inc. (a)	1,700	103,173
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	8,900	554,648
Covidien Ltd.	5,250	245,123
Exactech, Inc. (a)	6,600	161,766
		961,537
Health Care Providers & Services - 0.5%
ResCare, Inc. (a)	6,600	107,514
Universal Health Services, Inc. Class B	1,900	119,016
		226,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.5%
Invitrogen Corp. (a)	2,000	$ 187,140
Thermo Fisher Scientific, Inc. (a)	7,400	428,238
		615,378
Pharmaceuticals - 0.4%
Perrigo Co.	4,100	168,059
TOTAL HEALTH CARE		2,074,677
INDUSTRIALS - 16.7%
Aerospace & Defense - 4.7%
Alliant Techsystems, Inc. (a)	1,000	109,980
DRS Technologies, Inc.	2,000	124,880
L-3 Communications Holdings, Inc.	1,900	211,755
Lockheed Martin Corp.	5,100	540,804
Northrop Grumman Corp.	5,300	389,921
Raytheon Co.	9,600	614,112
		1,991,452
Building Products - 0.3%
Lennox International, Inc.	3,400	112,676
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	11,900	147,084
Consolidated Graphics, Inc. (a)	1,800	104,706
CRA International, Inc. (a)	3,200	110,336
Manpower, Inc.	1,600	107,408
R.R. Donnelley & Sons Co.	5,200	159,328
The Brink's Co.	1,500	109,125
		737,987
Construction & Engineering - 0.4%
Fluor Corp.	1,100	168,157
Industrial Conglomerates - 2.3%
McDermott International, Inc. (a)	7,600	407,208
Tyco International Ltd.	12,250	573,178
		980,386
Machinery - 5.2%
AGCO Corp. (a)	3,000	180,390
Columbus McKinnon Corp. (NY Shares) (a)	4,700	133,057
Crane Co.	900	36,846
Cummins, Inc.	9,600	601,440
Deere & Co.	7,400	622,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	2,000	$ 248,180
Ingersoll-Rand Co. Ltd. Class A	4,600	204,148
SPX Corp.	1,300	159,900
		2,186,079
Marine - 1.1%
Alexander & Baldwin, Inc.	2,300	115,529
Genco Shipping & Trading Ltd.	3,400	230,010
Ultrapetrol (Bahamas) Ltd. (a)	13,900	133,579
		479,118
Road & Rail - 0.9%
Ryder System, Inc.	3,500	239,645
YRC Worldwide, Inc. (a)	9,200	149,500
		389,145
TOTAL INDUSTRIALS		7,045,000
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.7%
AudioCodes Ltd. (a)	24,500	99,960
Oplink Communications, Inc. (a)	8,700	83,607
Opnext, Inc. (a)	21,700	128,030
		311,597
Computers & Peripherals - 9.8%
Brocade Communications Systems, Inc. (a)	21,800	156,088
Hewlett-Packard Co.	35,600	1,650,060
International Business Machines Corp.	13,700	1,653,590
NCR Corp. (a)	8,100	199,503
Western Digital Corp. (a)	16,100	466,739
		4,125,980
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	1,700	44,523
Flextronics International Ltd. (a)	12,400	128,836
Mettler-Toledo International, Inc. (a)	1,000	95,260
SMART Modular Technologies (WWH), Inc. (a)	16,400	98,892
Tyco Electronics Ltd.	5,550	207,626
		575,137
Internet Software & Services - 0.3%
Open Text Corp. (a)	4,000	147,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Accenture Ltd. Class A	11,100	$ 416,805
MasterCard, Inc. Class A	700	194,712
		611,517
Office Electronics - 0.2%
Xerox Corp.	5,100	71,247
Semiconductors & Semiconductor Equipment - 1.0%
Asyst Technologies, Inc. (a)	28,400	101,672
Eagle Test Systems, Inc. (a)	300	3,621
Entegris, Inc. (a)	14,200	107,068
Lam Research Corp. (a)	2,500	102,100
Skyworks Solutions, Inc. (a)	14,700	127,743
		442,204
Software - 1.0%
Sybase, Inc. (a)	2,967	87,289
Symantec Corp. (a)	11,800	203,196
Synopsys, Inc. (a)	5,200	120,172
		410,657
TOTAL INFORMATION TECHNOLOGY		6,696,050
MATERIALS - 3.5%
Chemicals - 1.1%
OMNOVA Solutions, Inc. (a)	25,000	85,250
The Mosaic Co. (a)	3,350	410,409
		495,659
Metals & Mining - 2.4%
Compass Minerals International, Inc.	1,900	119,700
Freeport-McMoRan Copper & Gold, Inc. Class B	4,936	561,470
Steel Dynamics, Inc.	6,200	216,070
United States Steel Corp.	700	107,765
		1,005,005
TOTAL MATERIALS		1,500,664
UTILITIES - 2.0%
Electric Utilities - 0.7%
Edison International	4,000	208,680
Entergy Corp.	700	80,402
		289,082
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.4%
Energen Corp.	2,200	$ 150,128
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	2,300	194,695
Mirant Corp. (a)	2,700	110,997
		305,692
Multi-Utilities - 0.2%
OGE Energy Corp.	3,200	104,608
TOTAL UTILITIES		849,510
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $33,639,741)		41,740,153
NET OTHER ASSETS - 1.3%		547,192
NET ASSETS - 100%		$ 42,287,345
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,819
Fidelity Securities Lending Cash Central Fund	1,236
Total	$ 8,055
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
Bermuda	6.5%
Cayman Islands	2.7%
Panama	1.0%
Others (individually less than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $33,639,741)		$ 41,740,153
Receivable for investments sold		1,064,497
Receivable for fund shares sold		93,153
Dividends receivable		10,567
Distributions receivable from Fidelity Central Funds		1,710
Prepaid expenses		84
Receivable from investment adviser for expense reductions		3,402
Other receivables		2,953
Total assets		42,916,519

Liabilities
Payable to custodian bank	$ 46,473
Payable for investments purchased	415,008
Payable for fund shares redeemed	98,483
Accrued management fee	19,378
Distribution fees payable	17,703
Other affiliated payables	8,134
Other payables and accrued expenses	23,995
Total liabilities		629,174

Net Assets		$ 42,287,345
Net Assets consist of:
Paid in capital		$ 36,311,045
Accumulated net investment loss		(60,078)
Accumulated undistributed net realized gain (loss) on investments		(2,064,034)
Net unrealized appreciation (depreciation) on investments		8,100,412
Net Assets		$ 42,287,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,531,431 ÷ 1,468,466 shares)	$ 13.98

Maximum offering price per share (100/94.25 of $13.98)	$ 14.83
Class T: Net Asset Value and redemption price per share ($7,871,106 ÷ 571,590 shares)	$ 13.77

Maximum offering price per share (100/96.50 of $13.77)	$ 14.27
Class B: Net Asset Value and offering price per share ($3,287,252 ÷ 247,060 shares) A	$ 13.31

Class C: Net Asset Value and offering price per share ($9,031,595 ÷ 678,925 shares) A	$ 13.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,565,961 ÷ 110,341 shares)	$ 14.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 259,930
Interest		798
Income from Fidelity Central Funds		8,055
Total income		268,783

Expenses
Management fee	$ 114,968
Transfer agent fees	42,781
Distribution fees	106,382
Accounting and security lending fees	8,167
Custodian fees and expenses	4,867
Independent trustees' compensation	86
Registration fees	29,320
Audit	22,742
Legal	75
Miscellaneous	3,282
Total expenses before reductions	332,670
Expense reductions	(19,829)	312,841
Net investment income (loss)		(44,058)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,003,788)
Futures contracts	(8,470)
Total net realized gain (loss)		(2,012,258)
Change in net unrealized appreciation (depreciation) on investment securities		(2,744,406)
Net gain (loss)		(4,756,664)
Net increase (decrease) in net assets resulting from operations		$ (4,800,722)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (44,058)	$ (42,138)
Net realized gain (loss)	(2,012,258)	676,564
Change in net unrealized appreciation (depreciation)	(2,744,406)	5,893,480
Net increase (decrease) in net assets resulting from operations	(4,800,722)	6,527,906
Distributions to shareholders from net investment income	(16,020)	-
Distributions to shareholders from net realized gain	(366,479)	-
Total distributions	(382,499)	-
Share transactions - net increase (decrease)	4,473,858	5,378,721
Total increase (decrease) in net assets	(709,363)	11,906,627

Net Assets
Beginning of period	42,996,708	31,090,081
End of period (including accumulated net investment loss of $60,078 and $0, respectively)	$ 42,287,345	$ 42,996,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.79	$ 13.13	$ 11.54	$ 9.71	$ 9.04	$ 7.70
Income from Investment Operations
Net investment income (loss) E	- I	.03	.01	- I	(.03)	(.01)
Net realized and unrealized gain (loss)	(1.67)	2.63	1.58	1.83	.70	1.35
Total from investment operations	(1.67)	2.66	1.59	1.83	.67	1.34
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.13)	-	-	-	-	-
Total distributions	(.14)	-	-	-	-	-
Net asset value, end of period	$ 13.98	$ 15.79	$ 13.13	$ 11.54	$ 9.71	$ 9.04
Total Return B, C, D	(10.65)%	20.26%	13.78%	18.85%	7.41%	17.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.35%	1.58%	1.99%	2.47%	2.94%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.30%	1.50%	1.50%
Expenses net of all reductions	1.25% A	1.25%	1.23%	1.24%	1.44%	1.46%
Net investment income (loss)	.05% A	.18%	.07%	(.04)%	(.26)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,531	$ 19,849	$ 11,666	$ 3,593	$ 1,486	$ 1,281
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.56	$ 12.97	$ 11.42	$ 9.63	$ 8.99	$ 7.68
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.02)	(.03)	(.05)	(.03)
Net realized and unrealized gain (loss)	(1.65)	2.60	1.57	1.82	.69	1.34
Total from investment operations	(1.66)	2.59	1.55	1.79	.64	1.31
Distributions from net realized gain	(.13)	-	-	-	-	-
Net asset value, end of period	$ 13.77	$ 15.56	$ 12.97	$ 11.42	$ 9.63	$ 8.99
Total Return B, C, D	(10.74)%	19.97%	13.57%	18.59%	7.12%	17.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.64%	1.87%	2.27%	2.73%	3.24%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.56%	1.75%	1.75%
Expenses net of all reductions	1.50% A	1.50%	1.48%	1.50%	1.69%	1.71%
Net investment income (loss)	(.20)% A	(.07)%	(.18)%	(.30)%	(.52)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,871	$ 8,989	$ 7,539	$ 5,364	$ 3,505	$ 3,544
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.08)	(.09)	(.09)	(.07)
Net realized and unrealized gain (loss)	(1.58)	2.52	1.53	1.79	.67	1.33
Total from investment operations	(1.63)	2.44	1.45	1.70	.58	1.26
Distributions from net realized gain	(.13)	-	-	-	-	-
Net asset value, end of period	$ 13.31	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90
Total Return B, C, D	(10.89)%	19.32%	12.97%	17.93%	6.52%	16.49%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.13%	2.35%	2.76%	3.23%	3.74%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.06%	2.25%	2.25%
Expenses net of all reductions	2.00% A	2.00%	1.99%	2.01%	2.19%	2.22%
Net investment income (loss)	(.70)% A	(.57)%	(.68)%	(.80)%	(1.01)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,287	$ 3,669	$ 3,966	$ 3,443	$ 2,915	$ 2,452
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.08)	(.09)	(.09)	(.07)
Net realized and unrealized gain (loss)	(1.59)	2.52	1.53	1.79	.67	1.33
Total from investment operations	(1.64)	2.44	1.45	1.70	.58	1.26
Distributions from net realized gain	(.13)	-	-	-	-	-
Net asset value, end of period	$ 13.30	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90
Total Return B, C, D	(10.96)%	19.32%	12.97%	17.93%	6.52%	16.49%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.10%	2.32%	2.75%	3.22%	3.72%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.05%	2.25%	2.25%
Expenses net of all reductions	2.00% A	2.00%	1.98%	2.00%	2.19%	2.22%
Net investment income (loss)	(.70)% A	(.57)%	(.67)%	(.80)%	(1.01)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,032	$ 9,499	$ 7,120	$ 4,227	$ 3,002	$ 2,506
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 13.30	$ 11.66	$ 9.79	$ 9.09	$ 7.73
Income from Investment Operations
Net investment income (loss) D	.02	.06	.04	.03	- H	.01
Net realized and unrealized gain (loss)	(1.68)	2.67	1.60	1.84	.70	1.35
Total from investment operations	(1.66)	2.73	1.64	1.87	.70	1.36
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	(.13)	-	-	-	-	-
Total distributions	(.18)	-	-	-	-	-
Net asset value, end of period	$ 14.19	$ 16.03	$ 13.30	$ 11.66	$ 9.79	$ 9.09
Total Return B, C	(10.48)%	20.53%	14.07%	19.10%	7.70%	17.59%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.11%	1.32%	1.70%	2.18%	2.71%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.03%	1.25%	1.25%
Expenses net of all reductions	1.00% A	1.00%	.98%	.98%	1.19%	1.22%
Net investment income (loss)	.31% A	.43%	.32%	.22%	(.01)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,566	$ 991	$ 799	$ 467	$ 150	$ 139
Portfolio turnover rate F	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,458,987
Unrealized depreciation	(415,112)
Net unrealized appreciation (depreciation)	$ 8,043,875
Cost for federal income tax purposes	$ 33,696,278

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,776,888 and $37,151,595, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,844	$ 1,039
Class T	.25%	.25%	20,044	89
Class B	.75%	.25%	16,664	12,882
Class C	.75%	.25%	44,830	12,960
			$ 106,382	$ 26,970

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,486
Class T	344
Class B*	872
Class C*	554
$ 10,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 19,713.20
Class T	9,337.23
Class B	3,673.22
Class C	8,901.20
Institutional Class	1,157.21
	$ 42,781

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $904 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,236.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 8,446
Class T	1.50%	4,997
Class B	2.00%	1,864
Class C	2.00%	3,960
Institutional Class	1.00%	562
		$ 19,829

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $4,123, which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 12,964	$ -
Institutional Class	3,056	-
Total	$ 16,020	$ -
From net realized gain
Class A	$ 168,534	$ -
Class T	74,605	-
Class B	31,679	-
Class C	82,833	-
Institutional Class	8,828	-
Total	$ 366,479	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	411,956	535,836	$ 5,930,670	$ 7,798,760
Reinvestment of distributions	10,468	-	160,368	-
Shares redeemed	(211,386)	(166,985)	(2,946,927)	(2,426,726)
Net increase (decrease)	211,038	368,851	$ 3,144,111	$ 5,372,034
Class T
Shares sold	46,447	137,095	$ 635,166	$ 1,958,598
Reinvestment of distributions	4,515	-	68,179	-
Shares redeemed	(57,158)	(140,467)	(786,399)	(1,991,051)
Net increase (decrease)	(6,196)	(3,372)	$ (83,054)	$ (32,453)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	21,611	29,174	$ 292,133	$ 405,967
Reinvestment of distributions	1,836	-	26,847	-
Shares redeemed	(19,753)	(99,807)	(264,774)	(1,364,101)
Net increase (decrease)	3,694	(70,633)	$ 54,206	$ (958,134)
Class C
Shares sold	111,662	201,725	$ 1,497,785	$ 2,806,056
Reinvestment of distributions	4,521	-	66,091	-
Shares redeemed	(67,530)	(135,213)	(892,095)	(1,842,373)
Net increase (decrease)	48,653	66,512	$ 671,781	$ 963,683
Institutional Class
Shares sold	52,167	23,710	$ 738,922	$ 351,098
Reinvestment of distributions	514	-	7,984	-
Shares redeemed	(4,165)	(21,959)	(60,092)	(317,507)
Net increase (decrease)	48,516	1,751	$ 686,814	$ 33,591

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	60,735,635.46	95.086
Withheld	3,138,685.35	4.914
TOTAL	63,874,320.81	100.000
Dennis J. Dirks
Affirmative	60,919,704.99	95.374
Withheld	2,954,615.82	4.626
TOTAL	63,874,320.81	100.000
Edward C. Johnson 3d
Affirmative	60,922,579.16	95.379
Withheld	2,951,741.65	4.621
TOTAL	63,874,320.81	100.000
Alan J. Lacy
Affirmative	61,132,271.04	95.707
Withheld	2,742,049.77	4.293
TOTAL	63,874,320.81	100.000
Ned C. Lautenbach
Affirmative	61,087,968.09	95.638
Withheld	2,786,352.72	4.362
TOTAL	63,874,320.81	100.000
Joseph Mauriello
Affirmative	61,196,845.63	95.808
Withheld	2,677,475.18	4.192
TOTAL	63,874,320.81	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	61,173,098.02	95.771
Withheld	2,701,222.79	4.229
TOTAL	63,874,320.81	100.000
William S. Stavropoulos
Affirmative	60,507,101.69	94.728
Withheld	3,367,219.12	5.272
TOTAL	63,874,320.81	100.000
David M. Thomas
Affirmative	61,176,742.85	95.777
Withheld	2,697,577.96	4.223
TOTAL	63,874,320.81	100.000
Michael E. Wiley
Affirmative	60,974,490.94	95.460
Withheld	2,899,829.87	4.540
TOTAL	63,874,320.81	100.000

A Denotes trust-wide proposal and voting results.

Seminannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMS-USAN-0608
1.784907.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Tax Managed Stock
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 893.50	$ 5.88
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27
Class T
Actual	$ 1,000.00	$ 892.60	$ 7.06
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 891.10	$ 9.40
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 890.40	$ 9.40
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class
Actual	$ 1,000.00	$ 895.20	$ 4.71
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	4.3	4.0
International Business Machines Corp.	3.9	2.8
Hewlett-Packard Co.	3.9	4.0
McDonald's Corp.	3.1	2.2
Hess Corp.	2.6	1.8
NIKE, Inc. Class B	2.2	1.1
Kroger Co.	2.1	1.4
Philip Morris International, Inc.	2.1	0.0
Molson Coors Brewing Co. Class B	2.0	2.0
ACE Ltd.	2.0	0.3
	28.2
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	18.1	14.9
Industrials	16.7	14.7
Information Technology	15.8	13.8
Consumer Discretionary	14.1	11.7
Consumer Staples	12.9	9.9
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks 98.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	12.1%	** Foreign investments	9.3%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 0.5%
DeVry, Inc.	2,300	$ 131,100
Strayer Education, Inc.	500	92,845
		223,945
Hotels, Restaurants & Leisure - 4.0%
Bally Technologies, Inc. (a)	5,200	175,188
Burger King Holdings, Inc.	4,200	117,180
McDonald's Corp.	21,800	1,298,844
Yum! Brands, Inc.	2,600	105,768
		1,696,980
Household Durables - 1.2%
NVR, Inc. (a)	200	122,700
Whirlpool Corp.	5,100	371,178
		493,878
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	2,400	306,336
Media - 0.9%
DreamWorks Animation SKG, Inc. Class A (a)	4,200	117,432
E.W. Scripps Co. Class A	2,500	112,275
The DIRECTV Group, Inc. (a)	5,100	125,664
		355,371
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	5,400	136,620
Gamestop Corp. Class A (a)	2,500	137,600
TJX Companies, Inc.	3,600	115,992
		390,212
Textiles, Apparel & Luxury Goods - 5.9%
Deckers Outdoor Corp. (a)	1,000	138,070
FGX International Ltd.	10,500	137,025
G-III Apparel Group Ltd. (a)	10,800	159,300
Movado Group, Inc.	5,100	111,384
NIKE, Inc. Class B	14,100	941,880
Phillips-Van Heusen Corp.	3,200	135,072
Polo Ralph Lauren Corp. Class A	4,000	248,440
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,100	167,915
VF Corp.	1,900	141,322
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	3,100	$ 143,034
Wolverine World Wide, Inc.	6,200	178,188
		2,501,630
TOTAL CONSUMER DISCRETIONARY		5,968,352
CONSUMER STAPLES - 12.9%
Beverages - 2.8%
Coca-Cola Enterprises, Inc.	14,100	317,250
Molson Coors Brewing Co. Class B	15,800	866,472
		1,183,722
Food & Staples Retailing - 3.5%
BJ's Wholesale Club, Inc. (a)	2,800	106,736
Kroger Co.	33,100	901,975
SUPERVALU, Inc.	13,700	453,470
		1,462,181
Food Products - 2.5%
Chiquita Brands International, Inc. (a)	5,000	113,750
Del Monte Foods Co.	24,100	217,382
Fresh Del Monte Produce, Inc. (a)	4,900	155,281
Ralcorp Holdings, Inc. (a)	1,400	85,456
Smithfield Foods, Inc. (a)	4,100	117,588
TreeHouse Foods, Inc. (a)	10,700	242,569
Tyson Foods, Inc. Class A	6,200	110,360
		1,042,386
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	5,000	89,650
Tobacco - 3.9%
Altria Group, Inc.	38,000	760,000
Philip Morris International, Inc. (a)	17,600	898,128
		1,658,128
TOTAL CONSUMER STAPLES		5,436,067
ENERGY - 18.1%
Energy Equipment & Services - 6.5%
Basic Energy Services, Inc. (a)	4,300	99,760
ENSCO International, Inc.	3,100	197,563
FMC Technologies, Inc. (a)	3,300	221,760
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	3,500	$ 188,125
Lufkin Industries, Inc.	1,900	143,355
National Oilwell Varco, Inc. (a)	6,100	417,545
Oil States International, Inc. (a)	2,500	125,150
Patterson-UTI Energy, Inc.	10,400	290,576
Pioneer Drilling Co. (a)	8,200	133,906
Pride International, Inc. (a)	2,700	114,615
Rowan Companies, Inc.	2,700	105,273
Superior Energy Services, Inc. (a)	2,800	124,264
Tidewater, Inc.	2,000	130,440
Transocean, Inc. (a)	3,200	471,872
		2,764,204
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.	2,200	146,432
Chevron Corp.	2,300	221,145
Cimarex Energy Co.	1,700	105,910
ConocoPhillips	20,884	1,799,155
El Paso Corp.	800	13,712
Hess Corp.	10,500	1,115,100
Marathon Oil Corp.	6,400	291,648
Mariner Energy, Inc. (a)	8,300	228,748
Sunoco, Inc.	2,100	97,461
Tesoro Corp.	3,900	98,046
Valero Energy Corp.	7,440	363,444
Western Refining, Inc.	11,000	110,110
Whiting Petroleum Corp. (a)	1,000	76,520
Williams Companies, Inc.	6,000	213,000
		4,880,431
TOTAL ENERGY		7,644,635
FINANCIALS - 10.7%
Capital Markets - 0.5%
Greenhill & Co., Inc.	1,900	123,595
Knight Capital Group, Inc. Class A (a)	5,700	106,647
		230,242
Commercial Banks - 0.2%
Center Financial Corp., California	8,200	85,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.8%
Capital One Financial Corp.	4,200	$ 222,600
Cash America International, Inc.	2,500	101,975
		324,575
Insurance - 8.7%
ACE Ltd.	14,200	856,118
AFLAC, Inc.	1,600	106,672
Allied World Assurance Co. Holdings Ltd.	3,700	152,551
American Equity Investment Life Holding Co.	12,300	118,695
American Safety Insurance Group Ltd. (a)	6,700	113,498
Assurant, Inc.	3,300	214,500
Axis Capital Holdings Ltd.	5,300	179,723
Endurance Specialty Holdings Ltd.	3,000	111,390
Everest Re Group Ltd.	2,100	189,735
Genworth Financial, Inc. Class A (non-vtg.)	4,800	110,688
Hartford Financial Services Group, Inc.	5,300	377,731
Loews Corp.	9,700	408,467
MetLife, Inc.	3,000	182,550
PartnerRe Ltd.	1,600	118,368
Platinum Underwriters Holdings Ltd.	3,500	125,545
RenaissanceRe Holdings Ltd.	1,800	92,592
The Travelers Companies, Inc.	4,100	206,640
		3,665,463
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	13,100	219,556
TOTAL FINANCIALS		4,525,198
HEALTH CARE - 4.9%
Biotechnology - 0.2%
Biogen Idec, Inc. (a)	1,700	103,173
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	8,900	554,648
Covidien Ltd.	5,250	245,123
Exactech, Inc. (a)	6,600	161,766
		961,537
Health Care Providers & Services - 0.5%
ResCare, Inc. (a)	6,600	107,514
Universal Health Services, Inc. Class B	1,900	119,016
		226,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.5%
Invitrogen Corp. (a)	2,000	$ 187,140
Thermo Fisher Scientific, Inc. (a)	7,400	428,238
		615,378
Pharmaceuticals - 0.4%
Perrigo Co.	4,100	168,059
TOTAL HEALTH CARE		2,074,677
INDUSTRIALS - 16.7%
Aerospace & Defense - 4.7%
Alliant Techsystems, Inc. (a)	1,000	109,980
DRS Technologies, Inc.	2,000	124,880
L-3 Communications Holdings, Inc.	1,900	211,755
Lockheed Martin Corp.	5,100	540,804
Northrop Grumman Corp.	5,300	389,921
Raytheon Co.	9,600	614,112
		1,991,452
Building Products - 0.3%
Lennox International, Inc.	3,400	112,676
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	11,900	147,084
Consolidated Graphics, Inc. (a)	1,800	104,706
CRA International, Inc. (a)	3,200	110,336
Manpower, Inc.	1,600	107,408
R.R. Donnelley & Sons Co.	5,200	159,328
The Brink's Co.	1,500	109,125
		737,987
Construction & Engineering - 0.4%
Fluor Corp.	1,100	168,157
Industrial Conglomerates - 2.3%
McDermott International, Inc. (a)	7,600	407,208
Tyco International Ltd.	12,250	573,178
		980,386
Machinery - 5.2%
AGCO Corp. (a)	3,000	180,390
Columbus McKinnon Corp. (NY Shares) (a)	4,700	133,057
Crane Co.	900	36,846
Cummins, Inc.	9,600	601,440
Deere & Co.	7,400	622,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	2,000	$ 248,180
Ingersoll-Rand Co. Ltd. Class A	4,600	204,148
SPX Corp.	1,300	159,900
		2,186,079
Marine - 1.1%
Alexander & Baldwin, Inc.	2,300	115,529
Genco Shipping & Trading Ltd.	3,400	230,010
Ultrapetrol (Bahamas) Ltd. (a)	13,900	133,579
		479,118
Road & Rail - 0.9%
Ryder System, Inc.	3,500	239,645
YRC Worldwide, Inc. (a)	9,200	149,500
		389,145
TOTAL INDUSTRIALS		7,045,000
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.7%
AudioCodes Ltd. (a)	24,500	99,960
Oplink Communications, Inc. (a)	8,700	83,607
Opnext, Inc. (a)	21,700	128,030
		311,597
Computers & Peripherals - 9.8%
Brocade Communications Systems, Inc. (a)	21,800	156,088
Hewlett-Packard Co.	35,600	1,650,060
International Business Machines Corp.	13,700	1,653,590
NCR Corp. (a)	8,100	199,503
Western Digital Corp. (a)	16,100	466,739
		4,125,980
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	1,700	44,523
Flextronics International Ltd. (a)	12,400	128,836
Mettler-Toledo International, Inc. (a)	1,000	95,260
SMART Modular Technologies (WWH), Inc. (a)	16,400	98,892
Tyco Electronics Ltd.	5,550	207,626
		575,137
Internet Software & Services - 0.3%
Open Text Corp. (a)	4,000	147,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Accenture Ltd. Class A	11,100	$ 416,805
MasterCard, Inc. Class A	700	194,712
		611,517
Office Electronics - 0.2%
Xerox Corp.	5,100	71,247
Semiconductors & Semiconductor Equipment - 1.0%
Asyst Technologies, Inc. (a)	28,400	101,672
Eagle Test Systems, Inc. (a)	300	3,621
Entegris, Inc. (a)	14,200	107,068
Lam Research Corp. (a)	2,500	102,100
Skyworks Solutions, Inc. (a)	14,700	127,743
		442,204
Software - 1.0%
Sybase, Inc. (a)	2,967	87,289
Symantec Corp. (a)	11,800	203,196
Synopsys, Inc. (a)	5,200	120,172
		410,657
TOTAL INFORMATION TECHNOLOGY		6,696,050
MATERIALS - 3.5%
Chemicals - 1.1%
OMNOVA Solutions, Inc. (a)	25,000	85,250
The Mosaic Co. (a)	3,350	410,409
		495,659
Metals & Mining - 2.4%
Compass Minerals International, Inc.	1,900	119,700
Freeport-McMoRan Copper & Gold, Inc. Class B	4,936	561,470
Steel Dynamics, Inc.	6,200	216,070
United States Steel Corp.	700	107,765
		1,005,005
TOTAL MATERIALS		1,500,664
UTILITIES - 2.0%
Electric Utilities - 0.7%
Edison International	4,000	208,680
Entergy Corp.	700	80,402
		289,082
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.4%
Energen Corp.	2,200	$ 150,128
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	2,300	194,695
Mirant Corp. (a)	2,700	110,997
		305,692
Multi-Utilities - 0.2%
OGE Energy Corp.	3,200	104,608
TOTAL UTILITIES		849,510
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $33,639,741)		41,740,153
NET OTHER ASSETS - 1.3%		547,192
NET ASSETS - 100%		$ 42,287,345
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,819
Fidelity Securities Lending Cash Central Fund	1,236
Total	$ 8,055
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
Bermuda	6.5%
Cayman Islands	2.7%
Panama	1.0%
Others (individually less than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $33,639,741)		$ 41,740,153
Receivable for investments sold		1,064,497
Receivable for fund shares sold		93,153
Dividends receivable		10,567
Distributions receivable from Fidelity Central Funds		1,710
Prepaid expenses		84
Receivable from investment adviser for expense reductions		3,402
Other receivables		2,953
Total assets		42,916,519

Liabilities
Payable to custodian bank	$ 46,473
Payable for investments purchased	415,008
Payable for fund shares redeemed	98,483
Accrued management fee	19,378
Distribution fees payable	17,703
Other affiliated payables	8,134
Other payables and accrued expenses	23,995
Total liabilities		629,174

Net Assets		$ 42,287,345
Net Assets consist of:
Paid in capital		$ 36,311,045
Accumulated net investment loss		(60,078)
Accumulated undistributed net realized gain (loss) on investments		(2,064,034)
Net unrealized appreciation (depreciation) on investments		8,100,412
Net Assets		$ 42,287,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,531,431 ÷ 1,468,466 shares)	$ 13.98

Maximum offering price per share (100/94.25 of $13.98)	$ 14.83
Class T: Net Asset Value and redemption price per share ($7,871,106 ÷ 571,590 shares)	$ 13.77

Maximum offering price per share (100/96.50 of $13.77)	$ 14.27
Class B: Net Asset Value and offering price per share ($3,287,252 ÷ 247,060 shares) A	$ 13.31

Class C: Net Asset Value and offering price per share ($9,031,595 ÷ 678,925 shares) A	$ 13.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,565,961 ÷ 110,341 shares)	$ 14.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 259,930
Interest		798
Income from Fidelity Central Funds		8,055
Total income		268,783

Expenses
Management fee	$ 114,968
Transfer agent fees	42,781
Distribution fees	106,382
Accounting and security lending fees	8,167
Custodian fees and expenses	4,867
Independent trustees' compensation	86
Registration fees	29,320
Audit	22,742
Legal	75
Miscellaneous	3,282
Total expenses before reductions	332,670
Expense reductions	(19,829)	312,841
Net investment income (loss)		(44,058)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,003,788)
Futures contracts	(8,470)
Total net realized gain (loss)		(2,012,258)
Change in net unrealized appreciation (depreciation) on investment securities		(2,744,406)
Net gain (loss)		(4,756,664)
Net increase (decrease) in net assets resulting from operations		$ (4,800,722)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (44,058)	$ (42,138)
Net realized gain (loss)	(2,012,258)	676,564
Change in net unrealized appreciation (depreciation)	(2,744,406)	5,893,480
Net increase (decrease) in net assets resulting from operations	(4,800,722)	6,527,906
Distributions to shareholders from net investment income	(16,020)	-
Distributions to shareholders from net realized gain	(366,479)	-
Total distributions	(382,499)	-
Share transactions - net increase (decrease)	4,473,858	5,378,721
Total increase (decrease) in net assets	(709,363)	11,906,627

Net Assets
Beginning of period	42,996,708	31,090,081
End of period (including accumulated net investment loss of $60,078 and $0, respectively)	$ 42,287,345	$ 42,996,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.79	$ 13.13	$ 11.54	$ 9.71	$ 9.04	$ 7.70
Income from Investment Operations
Net investment income (loss) E	- I	.03	.01	- I	(.03)	(.01)
Net realized and unrealized gain (loss)	(1.67)	2.63	1.58	1.83	.70	1.35
Total from investment operations	(1.67)	2.66	1.59	1.83	.67	1.34
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.13)	-	-	-	-	-
Total distributions	(.14)	-	-	-	-	-
Net asset value, end of period	$ 13.98	$ 15.79	$ 13.13	$ 11.54	$ 9.71	$ 9.04
Total Return B, C, D	(10.65)%	20.26%	13.78%	18.85%	7.41%	17.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.35%	1.58%	1.99%	2.47%	2.94%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.30%	1.50%	1.50%
Expenses net of all reductions	1.25% A	1.25%	1.23%	1.24%	1.44%	1.46%
Net investment income (loss)	.05% A	.18%	.07%	(.04)%	(.26)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,531	$ 19,849	$ 11,666	$ 3,593	$ 1,486	$ 1,281
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.56	$ 12.97	$ 11.42	$ 9.63	$ 8.99	$ 7.68
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.02)	(.03)	(.05)	(.03)
Net realized and unrealized gain (loss)	(1.65)	2.60	1.57	1.82	.69	1.34
Total from investment operations	(1.66)	2.59	1.55	1.79	.64	1.31
Distributions from net realized gain	(.13)	-	-	-	-	-
Net asset value, end of period	$ 13.77	$ 15.56	$ 12.97	$ 11.42	$ 9.63	$ 8.99
Total Return B, C, D	(10.74)%	19.97%	13.57%	18.59%	7.12%	17.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.64%	1.87%	2.27%	2.73%	3.24%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.56%	1.75%	1.75%
Expenses net of all reductions	1.50% A	1.50%	1.48%	1.50%	1.69%	1.71%
Net investment income (loss)	(.20)% A	(.07)%	(.18)%	(.30)%	(.52)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,871	$ 8,989	$ 7,539	$ 5,364	$ 3,505	$ 3,544
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.08)	(.09)	(.09)	(.07)
Net realized and unrealized gain (loss)	(1.58)	2.52	1.53	1.79	.67	1.33
Total from investment operations	(1.63)	2.44	1.45	1.70	.58	1.26
Distributions from net realized gain	(.13)	-	-	-	-	-
Net asset value, end of period	$ 13.31	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90
Total Return B, C, D	(10.89)%	19.32%	12.97%	17.93%	6.52%	16.49%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11% A	2.13%	2.35%	2.76%	3.23%	3.74%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.06%	2.25%	2.25%
Expenses net of all reductions	2.00% A	2.00%	1.99%	2.01%	2.19%	2.22%
Net investment income (loss)	(.70)% A	(.57)%	(.68)%	(.80)%	(1.01)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,287	$ 3,669	$ 3,966	$ 3,443	$ 2,915	$ 2,452
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.08)	(.09)	(.09)	(.07)
Net realized and unrealized gain (loss)	(1.59)	2.52	1.53	1.79	.67	1.33
Total from investment operations	(1.64)	2.44	1.45	1.70	.58	1.26
Distributions from net realized gain	(.13)	-	-	-	-	-
Net asset value, end of period	$ 13.30	$ 15.07	$ 12.63	$ 11.18	$ 9.48	$ 8.90
Total Return B, C, D	(10.96)%	19.32%	12.97%	17.93%	6.52%	16.49%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.10%	2.32%	2.75%	3.22%	3.72%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.05%	2.25%	2.25%
Expenses net of all reductions	2.00% A	2.00%	1.98%	2.00%	2.19%	2.22%
Net investment income (loss)	(.70)% A	(.57)%	(.67)%	(.80)%	(1.01)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,032	$ 9,499	$ 7,120	$ 4,227	$ 3,002	$ 2,506
Portfolio turnover rate G	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 13.30	$ 11.66	$ 9.79	$ 9.09	$ 7.73
Income from Investment Operations
Net investment income (loss) D	.02	.06	.04	.03	- H	.01
Net realized and unrealized gain (loss)	(1.68)	2.67	1.60	1.84	.70	1.35
Total from investment operations	(1.66)	2.73	1.64	1.87	.70	1.36
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	(.13)	-	-	-	-	-
Total distributions	(.18)	-	-	-	-	-
Net asset value, end of period	$ 14.19	$ 16.03	$ 13.30	$ 11.66	$ 9.79	$ 9.09
Total Return B, C	(10.48)%	20.53%	14.07%	19.10%	7.70%	17.59%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10% A	1.11%	1.32%	1.70%	2.18%	2.71%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.03%	1.25%	1.25%
Expenses net of all reductions	1.00% A	1.00%	.98%	.98%	1.19%	1.22%
Net investment income (loss)	.31% A	.43%	.32%	.22%	(.01)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,566	$ 991	$ 799	$ 467	$ 150	$ 139
Portfolio turnover rate F	180% A	142%	211%	235%	234%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,458,987
Unrealized depreciation	(415,112)
Net unrealized appreciation (depreciation)	$ 8,043,875
Cost for federal income tax purposes	$ 33,696,278

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,776,888 and $37,151,595, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,844	$ 1,039
Class T	.25%	.25%	20,044	89
Class B	.75%	.25%	16,664	12,882
Class C	.75%	.25%	44,830	12,960
			$ 106,382	$ 26,970

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,486
Class T	344
Class B*	872
Class C*	554
$ 10,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 19,713.20
Class T	9,337.23
Class B	3,673.22
Class C	8,901.20
Institutional Class	1,157.21
	$ 42,781

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $904 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,236.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 8,446
Class T	1.50%	4,997
Class B	2.00%	1,864
Class C	2.00%	3,960
Institutional Class	1.00%	562
		$ 19,829

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $4,123, which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 12,964	$ -
Institutional Class	3,056	-
Total	$ 16,020	$ -
From net realized gain
Class A	$ 168,534	$ -
Class T	74,605	-
Class B	31,679	-
Class C	82,833	-
Institutional Class	8,828	-
Total	$ 366,479	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	411,956	535,836	$ 5,930,670	$ 7,798,760
Reinvestment of distributions	10,468	-	160,368	-
Shares redeemed	(211,386)	(166,985)	(2,946,927)	(2,426,726)
Net increase (decrease)	211,038	368,851	$ 3,144,111	$ 5,372,034
Class T
Shares sold	46,447	137,095	$ 635,166	$ 1,958,598
Reinvestment of distributions	4,515	-	68,179	-
Shares redeemed	(57,158)	(140,467)	(786,399)	(1,991,051)
Net increase (decrease)	(6,196)	(3,372)	$ (83,054)	$ (32,453)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	21,611	29,174	$ 292,133	$ 405,967
Reinvestment of distributions	1,836	-	26,847	-
Shares redeemed	(19,753)	(99,807)	(264,774)	(1,364,101)
Net increase (decrease)	3,694	(70,633)	$ 54,206	$ (958,134)
Class C
Shares sold	111,662	201,725	$ 1,497,785	$ 2,806,056
Reinvestment of distributions	4,521	-	66,091	-
Shares redeemed	(67,530)	(135,213)	(892,095)	(1,842,373)
Net increase (decrease)	48,653	66,512	$ 671,781	$ 963,683
Institutional Class
Shares sold	52,167	23,710	$ 738,922	$ 351,098
Reinvestment of distributions	514	-	7,984	-
Shares redeemed	(4,165)	(21,959)	(60,092)	(317,507)
Net increase (decrease)	48,516	1,751	$ 686,814	$ 33,591

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	60,735,635.46	95.086
Withheld	3,138,685.35	4.914
TOTAL	63,874,320.81	100.000
Dennis J. Dirks
Affirmative	60,919,704.99	95.374
Withheld	2,954,615.82	4.626
TOTAL	63,874,320.81	100.000
Edward C. Johnson 3d
Affirmative	60,922,579.16	95.379
Withheld	2,951,741.65	4.621
TOTAL	63,874,320.81	100.000
Alan J. Lacy
Affirmative	61,132,271.04	95.707
Withheld	2,742,049.77	4.293
TOTAL	63,874,320.81	100.000
Ned C. Lautenbach
Affirmative	61,087,968.09	95.638
Withheld	2,786,352.72	4.362
TOTAL	63,874,320.81	100.000
Joseph Mauriello
Affirmative	61,196,845.63	95.808
Withheld	2,677,475.18	4.192
TOTAL	63,874,320.81	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	61,173,098.02	95.771
Withheld	2,701,222.79	4.229
TOTAL	63,874,320.81	100.000
William S. Stavropoulos
Affirmative	60,507,101.69	94.728
Withheld	3,367,219.12	5.272
TOTAL	63,874,320.81	100.000
David M. Thomas
Affirmative	61,176,742.85	95.777
Withheld	2,697,577.96	4.223
TOTAL	63,874,320.81	100.000
Michael E. Wiley
Affirmative	60,974,490.94	95.460
Withheld	2,899,829.87	4.540
TOTAL	63,874,320.81	100.000

A Denotes trust-wide proposal and voting results.

Seminannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMSI-USAN-0608
1.784908.105

(Fidelity Investment logo)(registered trademark)

Fidelity®
Tax Managed Stock
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Actual	$ 1,000.00	$ 897.90	$ 3.87
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.79	$ 4.12

*Expenses are equal to the Fund's annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	4.0	3.8
International Business Machines Corp.	3.0	2.6
Hewlett-Packard Co.	2.9	3.7
McDonald's Corp.	2.0	2.1
United States Steel Corp.	2.0	0.0
Hess Corp.	2.0	2.1
ACE Ltd.	1.9	0.3
Altria Group, Inc.	1.8	3.0
Molson Coors Brewing Co. Class B	1.8	1.6
Mirant Corp.	1.7	0.4
	23.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	16.1	14.6
Industrials	15.8	16.4
Information Technology	15.0	13.9
Consumer Discretionary	13.3	11.9
Consumer Staples	10.9	10.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks 98.2%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	11.0%	** Foreign investments	9.1%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Dana Holding Corp. (a)	26,200	$ 313,352
Diversified Consumer Services - 0.5%
DeVry, Inc.	7,300	416,100
Strayer Education, Inc.	1,600	297,104
		713,204
Hotels, Restaurants & Leisure - 2.9%
Bally Technologies, Inc. (a)	14,100	475,029
Burger King Holdings, Inc.	16,000	446,400
McDonald's Corp.	52,900	3,151,782
Yum! Brands, Inc.	11,400	463,752
		4,536,963
Household Durables - 1.3%
NVR, Inc. (a)	500	306,750
Whirlpool Corp.	23,800	1,732,164
		2,038,914
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	5,700	727,548
Media - 1.9%
DreamWorks Animation SKG, Inc. Class A (a)	29,100	813,636
E.W. Scripps Co. Class A	40,000	1,796,400
The DIRECTV Group, Inc. (a)	11,800	290,752
		2,900,788
Multiline Retail - 0.3%
Big Lots, Inc. (a)	17,900	483,837
Specialty Retail - 0.6%
AnnTaylor Stores Corp. (a)	13,200	333,960
Gamestop Corp. Class A (a)	5,500	302,720
TJX Companies, Inc.	8,400	270,648
		907,328
Textiles, Apparel & Luxury Goods - 5.1%
Deckers Outdoor Corp. (a)	2,400	331,368
FGX International Ltd.	24,300	317,115
G-III Apparel Group Ltd. (a)	24,800	365,800
Movado Group, Inc.	18,200	397,488
NIKE, Inc. Class B	38,800	2,591,840
Phillips-Van Heusen Corp.	7,500	316,575
Polo Ralph Lauren Corp. Class A	9,400	583,834
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,600	392,590
VF Corp.	24,500	1,822,310
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	8,800	$ 406,032
Wolverine World Wide, Inc.	14,200	408,108
		7,933,060
TOTAL CONSUMER DISCRETIONARY		20,554,994
CONSUMER STAPLES - 10.9%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	25,500	573,750
Molson Coors Brewing Co. Class B	51,600	2,829,744
PepsiAmericas, Inc.	10,800	277,560
		3,681,054
Food & Staples Retailing - 2.7%
BJ's Wholesale Club, Inc. (a)	10,000	381,200
Kroger Co.	36,100	983,725
Nash-Finch Co.	17,500	640,150
SUPERVALU, Inc.	67,700	2,240,870
		4,245,945
Food Products - 2.4%
Chiquita Brands International, Inc. (a)	22,100	502,775
Del Monte Foods Co.	55,900	504,218
Fresh Del Monte Produce, Inc. (a)	10,500	332,745
Smithfield Foods, Inc. (a)	40,000	1,147,200
TreeHouse Foods, Inc. (a)	24,700	559,949
Tyson Foods, Inc. Class A	34,300	610,540
		3,657,427
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	18,900	338,877
Tobacco - 3.2%
Altria Group, Inc.	141,500	2,830,000
Philip Morris International, Inc. (a)	41,500	2,117,745
		4,947,745
TOTAL CONSUMER STAPLES		16,871,048
ENERGY - 16.1%
Energy Equipment & Services - 5.4%
Basic Energy Services, Inc. (a)	20,000	464,000
ENSCO International, Inc.	7,700	490,721
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	7,400	$ 497,280
Helmerich & Payne, Inc.	28,000	1,505,000
Key Energy Services, Inc. (a)	18,600	254,820
Lufkin Industries, Inc.	4,200	316,890
National Oilwell Varco, Inc. (a)	14,000	958,300
Oil States International, Inc. (a)	9,400	470,564
Patterson-UTI Energy, Inc.	24,100	673,354
Pioneer Drilling Co. (a)	20,100	328,233
Pride International, Inc. (a)	10,000	424,500
Rowan Companies, Inc.	12,800	499,072
Tidewater, Inc.	6,300	410,886
Transocean, Inc. (a)	7,502	1,106,245
		8,399,865
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	6,200	412,672
Apache Corp.	4,100	552,188
Cimarex Energy Co.	24,900	1,551,270
ConocoPhillips	72,322	6,230,539
El Paso Corp.	2,800	47,992
Hess Corp.	28,500	3,026,700
Marathon Oil Corp.	19,000	865,830
Mariner Energy, Inc. (a)	19,200	529,152
Stone Energy Corp. (a)	4,700	286,418
Sunoco, Inc.	5,200	241,332
Tesoro Corp.	13,100	329,334
Valero Energy Corp.	14,100	688,785
W&T Offshore, Inc.	8,200	335,380
Western Refining, Inc.	40,000	400,400
Whiting Petroleum Corp. (a)	4,700	359,644
Williams Companies, Inc.	16,000	568,000
		16,425,636
TOTAL ENERGY		24,825,501
FINANCIALS - 10.8%
Capital Markets - 0.6%
Greenhill & Co., Inc.	4,300	279,715
Knight Capital Group, Inc. Class A (a)	37,200	696,012
		975,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.4%
Center Financial Corp., California	54,500	$ 567,345
Consumer Finance - 0.7%
Capital One Financial Corp.	11,100	588,300
Cash America International, Inc.	12,900	526,191
		1,114,491
Insurance - 8.6%
ACE Ltd.	48,300	2,912,007
AFLAC, Inc.	8,100	540,027
Allied World Assurance Co. Holdings Ltd.	12,200	503,006
American Equity Investment Life Holding Co.	28,200	272,130
American Safety Insurance Group Ltd. (a)	15,300	259,182
Assurant, Inc.	37,700	2,450,500
Axis Capital Holdings Ltd.	12,900	437,439
Berkshire Hathaway, Inc. Class B (a)	100	445,700
Endurance Specialty Holdings Ltd.	6,600	245,058
Everest Re Group Ltd.	15,200	1,373,320
Genworth Financial, Inc. Class A (non-vtg.)	17,300	398,938
Hartford Financial Services Group, Inc.	12,800	912,256
Loews Corp.	23,000	968,530
MetLife, Inc.	12,000	730,200
PartnerRe Ltd.	3,700	273,726
Platinum Underwriters Holdings Ltd.	7,700	276,199
RenaissanceRe Holdings Ltd.	4,200	216,048
		13,214,266
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	44,300	742,468
TOTAL FINANCIALS		16,614,297
HEALTH CARE - 5.6%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	12,000	728,280
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	17,800	1,109,296
Covidien Ltd.	11,875	554,444
Exactech, Inc. (a)	19,500	477,945
		2,141,685
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
ResCare, Inc. (a)	23,500	$ 382,815
Universal Health Services, Inc. Class B	6,700	419,688
		802,503
Life Sciences Tools & Services - 1.2%
Invitrogen Corp. (a)	8,000	748,560
Thermo Fisher Scientific, Inc. (a)	18,200	1,053,234
		1,801,794
Pharmaceuticals - 2.0%
Endo Pharmaceuticals Holdings, Inc. (a)	21,600	536,328
Johnson & Johnson	30,000	2,012,700
Perrigo Co.	14,200	582,058
		3,131,086
TOTAL HEALTH CARE		8,605,348
INDUSTRIALS - 15.8%
Aerospace & Defense - 4.3%
Alliant Techsystems, Inc. (a)	2,100	230,958
DRS Technologies, Inc.	7,500	468,300
L-3 Communications Holdings, Inc.	9,000	1,003,050
Lockheed Martin Corp.	7,700	816,508
Northrop Grumman Corp.	35,300	2,597,021
Raytheon Co.	24,000	1,535,280
		6,651,117
Building Products - 0.5%
Armstrong World Industries, Inc.	7,300	259,807
Lennox International, Inc.	13,800	457,332
		717,139
Commercial Services & Supplies - 3.2%
Allied Waste Industries, Inc. (a)	28,300	349,788
Consolidated Graphics, Inc. (a)	10,000	581,700
CRA International, Inc. (a)	10,000	344,800
FTI Consulting, Inc. (a)	4,100	262,400
Manpower, Inc.	5,900	396,067
R.R. Donnelley & Sons Co.	62,100	1,902,744
The Brink's Co.	14,000	1,018,500
		4,855,999
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.1%
McDermott International, Inc. (a)	18,700	$ 1,001,946
Tyco International Ltd.	48,075	2,249,429
		3,251,375
Machinery - 4.2%
AGCO Corp. (a)	8,800	529,144
Columbus McKinnon Corp. (NY Shares) (a)	10,000	283,100
Cummins, Inc.	18,800	1,177,820
Deere & Co.	20,000	1,681,400
Flowserve Corp.	15,000	1,861,350
Ingersoll-Rand Co. Ltd. Class A	11,300	501,494
SPX Corp.	4,100	504,300
		6,538,608
Marine - 0.9%
Alexander & Baldwin, Inc.	8,700	437,001
Genco Shipping & Trading Ltd.	8,100	547,965
Ultrapetrol (Bahamas) Ltd. (a)	34,300	329,623
		1,314,589
Road & Rail - 0.6%
Ryder System, Inc.	8,600	588,842
YRC Worldwide, Inc. (a)	22,700	368,875
		957,717
TOTAL INDUSTRIALS		24,286,544
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.6%
AudioCodes Ltd. (a)	72,200	294,576
Oplink Communications, Inc. (a)	25,800	247,938
Opnext, Inc. (a)	64,000	377,600
		920,114
Computers & Peripherals - 7.6%
Hewlett-Packard Co.	97,800	4,533,030
International Business Machines Corp.	38,700	4,671,090
NCR Corp. (a)	21,700	534,471
Western Digital Corp. (a)	68,100	1,974,219
		11,712,810
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	7,700	201,663
Flextronics International Ltd. (a)	28,500	296,115
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mettler-Toledo International, Inc. (a)	2,200	$ 209,572
SMART Modular Technologies (WWH), Inc. (a)	48,300	291,249
Tyco Electronics Ltd.	32,375	1,211,149
		2,209,748
Internet Software & Services - 0.2%
Open Text Corp. (a)(d)	10,000	369,278
IT Services - 2.0%
Accenture Ltd. Class A	54,300	2,038,965
Affiliated Computer Services, Inc. Class A (a)	10,000	529,700
MasterCard, Inc. Class A	1,600	445,056
		3,013,721
Office Electronics - 0.1%
Xerox Corp.	13,700	191,389
Semiconductors & Semiconductor Equipment - 0.9%
Asyst Technologies, Inc. (a)	100,000	358,000
Eagle Test Systems, Inc. (a)	900	10,863
Entegris, Inc. (a)	50,000	377,000
Lam Research Corp. (a)	9,200	375,728
Skyworks Solutions, Inc. (a)	36,200	314,578
		1,436,169
Software - 2.2%
Sybase, Inc. (a)	18,825	553,832
Symantec Corp. (a)	128,900	2,219,658
Synopsys, Inc. (a)	24,800	573,128
		3,346,618
TOTAL INFORMATION TECHNOLOGY		23,199,847
MATERIALS - 5.9%
Chemicals - 1.3%
CF Industries Holdings, Inc.	3,000	401,100
OMNOVA Solutions, Inc. (a)	135,100	460,691
The Mosaic Co. (a)	8,950	1,096,465
		1,958,256
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	15,800	536,094
Metals & Mining - 4.3%
Compass Minerals International, Inc.	7,200	453,600
Freeport-McMoRan Copper & Gold, Inc. Class B	22,173	2,522,179
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	15,000	$ 522,750
United States Steel Corp.	20,000	3,079,000
		6,577,529
TOTAL MATERIALS		9,071,879
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	20,000	622,600
UTILITIES - 4.4%
Electric Utilities - 1.8%
Edison International	49,900	2,603,283
Entergy Corp.	2,100	241,206
		2,844,489
Gas Utilities - 0.6%
Energen Corp.	4,800	327,552
Questar Corp.	8,600	533,458
		861,010
Independent Power Producers & Energy Traders - 1.7%
Mirant Corp. (a)	63,500	2,610,485
Multi-Utilities - 0.3%
OGE Energy Corp.	15,700	513,233
TOTAL UTILITIES		6,829,217
TOTAL COMMON STOCKS (Cost $133,087,431)		151,481,275
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	606,433	$ 606,433
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	344,025	344,025
TOTAL MONEY MARKET FUNDS (Cost $950,458)		950,458
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $134,037,889)		152,431,733
NET OTHER ASSETS - 1.2%		1,790,239
NET ASSETS - 100%		$ 154,221,972
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,807
Fidelity Securities Lending Cash Central Fund	20,025
Total	$ 48,832
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
Bermuda	6.7%
Cayman Islands	2.3%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $12,347,406 of which $11,891,518 and $455,888 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $368,478) - See accompanying schedule: Unaffiliated issuers (cost $133,087,431)	$ 151,481,275
Fidelity Central Funds (cost $950,458)	950,458
Total Investments (cost $134,037,889)		$ 152,431,733
Receivable for investments sold		3,777,245
Receivable for fund shares sold		555,237
Dividends receivable		44,348
Distributions receivable from Fidelity Central Funds		10,421
Prepaid expenses		192
Other receivables		39,753
Total assets		156,858,929

Liabilities
Payable for investments purchased	$ 2,043,892
Payable for fund shares redeemed	150,904
Accrued management fee	60,392
Other affiliated payables	16,786
Other payables and accrued expenses	20,958
Collateral on securities loaned, at value	344,025
Total liabilities		2,636,957

Net Assets		$ 154,221,972
Net Assets consist of:
Paid in capital		$ 152,821,349
Undistributed net investment income		118,385
Accumulated undistributed net realized gain (loss) on investments		(17,111,605)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,393,843
Net Assets, for 10,354,589 shares outstanding		$ 154,221,972
Net Asset Value, offering price and redemption price per share ($154,221,972 ÷ 10,354,589 shares)		$ 14.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 611,078
Interest		3,472
Income from Fidelity Central Funds		48,832
Total income		663,382

Expenses
Management fee	$ 284,631
Transfer agent fees	71,052
Accounting and security lending fees	21,568
Custodian fees and expenses	6,695
Independent trustees' compensation	200
Registration fees	13,942
Audit	20,941
Legal	187
Miscellaneous	3,775
Total expenses before reductions	422,991
Expense reductions	(321)	422,670
Net investment income (loss)		240,712
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,687,857)
Futures contracts	(36,407)
Total net realized gain (loss)		(4,724,264)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,513,597)
Assets and liabilities in foreign currencies	(968)
Total change in net unrealized appreciation (depreciation)		(4,514,565)
Net gain (loss)		(9,238,829)
Net increase (decrease) in net assets resulting from operations		$ (8,998,117)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 240,712	$ 472,817
Net realized gain (loss)	(4,724,264)	4,586,106
Change in net unrealized appreciation (depreciation)	(4,514,565)	10,387,067
Net increase (decrease) in net assets resulting from operations	(8,998,117)	15,445,990
Distributions to shareholders from net investment income	(449,414)	(297,571)
Share transactions Proceeds from sales of shares	72,460,664	22,878,409
Reinvestment of distributions	394,019	263,665
Cost of shares redeemed	(7,618,043)	(8,752,981)
Net increase (decrease) in net assets resulting from share transactions	65,236,640	14,389,093
Redemption fees	39,647	33,775
Total increase (decrease) in net assets	55,828,756	29,571,287

Net Assets
Beginning of period	98,393,216	68,821,929
End of period (including undistributed net investment income of $118,385 and undistributed net investment income of $327,087, respectively)	$ 154,221,972	$ 98,393,216
Other Information Shares
Sold	4,935,530	1,469,306
Issued in reinvestment of distributions	24,218	18,833
Redeemed	(511,813)	(578,387)
Net increase (decrease)	4,447,935	909,752

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 16.66	$ 13.77	$ 12.14	$ 10.19	$ 9.47	$ 8.07
Income from Investment Operations
Net investment income (loss)D	.04	.09	.05	.04	.03	.03
Net realized and unrealized gain (loss)	(1.74)	2.85	1.63	1.94	.73	1.40
Total from investment operations	(1.70)	2.94	1.68	1.98	.76	1.43
Distributions from net investment income	(.08)	(.06)	(.05)	(.03)	(.04)	(.04)
Redemption fees added to paid in capitalD	.01	.01	-H	-H	-H	.01
Net asset value, end of period	$ 14.89	$ 16.66	$ 13.77	$ 12.14	$ 10.19	$ 9.47
Total ReturnB, C	(10.21)%	21.51%	13.87%	19.46%	8.00%	17.92%
Ratios to Average Net AssetsE, G
Expenses before reductions	.82% A	.84%	.89%	.91%	.95%	1.00%
Expenses net of fee waivers, if any	.82%A	.84%	.89%	.91%	.95%	1.00%
Expenses net of all reductions	.82%A	.84%	.87%	.86%	.89%	.98%
Net investment income (loss)	.47%A	.59%	.41%	.35%	.28%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,222	$ 98,393	$ 68,822	$ 57,167	$ 49,921	$ 55,120
Portfolio turnover rateF	199%A	131%	178%	179%	182%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,357,763
Unrealized depreciation	(2,144,397)
Net unrealized appreciation (depreciation)	$ 18,213,366
Cost for federal income tax purposes	$ 134,218,367

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,021,148 and $103,080,885, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,913 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $20,025.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $321.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $18,513 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	60,735,635.46	95.086
Withheld	3,138,685.35	4.914
TOTAL	63,874,320.81	100.000
Dennis J. Dirks
Affirmative	60,919,704.99	95.374
Withheld	2,954,615.82	4.626
TOTAL	63,874,320.81	100.000
Edward C. Johnson 3d
Affirmative	60,922,579.16	95.379
Withheld	2,951,741.65	4.621
TOTAL	63,874,320.81	100.000
Alan J. Lacy
Affirmative	61,132,271.04	95.707
Withheld	2,742,049.77	4.293
TOTAL	63,874,320.81	100.000
Ned C. Lautenbach
Affirmative	61,087,968.09	95.638
Withheld	2,786,352.72	4.362
TOTAL	63,874,320.81	100.000
	# of Votes	% of Votes
Joseph Mauriello
Affirmative	61,196,845.63	95.808
Withheld	2,677,475.18	4.192
TOTAL	63,874,320.81	100.000
Cornelia M. Small
Affirmative	61,173,098.02	95.771
Withheld	2,701,222.79	4.229
TOTAL	63,874,320.81	100.000
William S. Stavropoulos
Affirmative	60,507,101.69	94.728
Withheld	3,367,219.12	5.272
TOTAL	63,874,320.81	100.000
David M. Thomas
Affirmative	61,176,742.85	95.777
Withheld	2,697,577.96	4.223
TOTAL	63,874,320.81	100.000
Michael E. Wiley
Affirmative	60,974,490.94	95.460
Withheld	2,899,829.87	4.540
TOTAL	63,874,320.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research

(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TMG-USAN-0608
1.784909.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 27, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 27, 2008